Note 11 - Other Comprehensive Income (Details) - Amounts Reclassified from AOCI to Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Amounts Reclassified from AOCI to Income [Abstract]
Realized gains on sale of securities (a)	$ 710,632	[1]	$ 2,499,511	[1]
Income tax expense (c)	(224,098)	[2]	(319,944)	[2]
Net of tax	486,534		2,179,567
Amortization of actuarial net loss (b)	(390,413)	[3]	(772,646)	[3]
Income tax benefit (c)	132,740	[2]	262,700	[2]
Net of tax	(257,673)		(509,946)
Total reclassifications for the period	$ 228,861		$ 1,669,621

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).